ING USA Annuity and Life Insurance Company and its Separate Account B

ING Rollover ChoiceSM Variable Annuity

Supplement dated August 28, 2014 to the Contract Prospectus dated May 1, 2014, as amended

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call Customer Service at
1-800-366-0066. The following information only affects you if you currently invest in, or plan to invest in, the subaccount that corresponds to the Voya Intermediate Bond Portfolio.

IMPORTANT INFORMATION REGARDING A FUND DESIGNATION CHANGE TO THE
VOYA INTERMEDIATE BOND PORTFOLIO

Prior to July 11, 2014, Voya Intermediate Bond Portfolio was designated as a Special Fund for purposes of benefit riders under certain contracts. Effective July 11, 2014, Voya Intermediate Bond Portfolio has been redesignated as a
Covered Fund for purposes of both the living benefit rider and death benefit rollup values for all current and future investments. For more information related to Covered Funds please refer to your prospectus or call Customer Service.

All references in the prospectus to the Voya Intermediate Bond Portfolio in connection with the benefit riders are changed accordingly. The Portfolio’s designation as a Fixed Allocation Fund remains unchanged.

X.70600-14A	August 2014

xvriacb-14.htm - Generated by SEC Publisher for SEC Filing

Voya Insurance and Annuity Company
and its Separate Account B

Voya Focus Variable Annuity
Voya Rollover ChoiceSM Variable Annuity

Supplement dated August 28, 2014

This supplement updates and amends certain information contained in the variable annuity Contract Prospectuses and
Statements of Additional Information (“SAI”). Please read it carefully and keep it with your current Contract Prospectus and SAI for future reference.

IMPORTANT INFORMATION ABOUT THE COMPANY

In connection with Voya Financial, Inc.’s rebranding efforts, the following changes are effective September 1, 2014:

• ING USA Annuity and Life Insurance Company will be renamed Voya Insurance and Annuity Company;
• ING North America Insurance Corporation will be renamed Voya Services Company;
• ING America Equities, Inc. will be renamed Voya America Equities, Inc.
• ING Financial Advisers, LLC will be renamed Voya Financial Partners, LLC;
• ING Financial Partners, Inc. will be renamed Voya Financial Advisors, Inc.; and
• References to ING in any product name will be replaced with Voya (e.g., ING Focus Variable Annuity will be renamed Voya Focus Variable Annuity).

In general, all other references to the name ING will be replaced with the name Voya with the exception of ING Groep N.V., which will remain unchanged.

X.VRIACB-14	August 2014